SHARE BASED COMPENSATION (Summary of the Option Activity) (Details) - Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options [Roll Forward]
Options outstanding at the beginning of the period (in shares)	6,085,000	5,947,000	7,401,800
Granted (in shares)	1,550,000	825,000	1,150,000
Exercised (in shares)	0	0	(843,000)
Forfeited (in shares)	(1,470,000)	(687,000)	(1,761,800)
Options outstanding at the end of the period (in shares)	6,165,000	6,085,000	5,947,000	7,401,800
Vested or expected to vest at the end of the period (in shares)	6,092,175
Exercisable at the end of the period (in shares)	3,785,000
Weighted Average Exercise Prices [Abstract]
Options outstanding at the beginning of the period (in dollars per share)	$ 0.74	$ 0.74	$ 0.74
Granted (in dollars per share)	0.64	0.74	0.74
Exercised (in dollars per share)	0	0
Forfeited (in dollars per share)	0.74	0.74	0.74
Options outstanding at the end of the period (in dollars per share)	0.71	$ 0.74	$ 0.74	$ 0.74
Vested or expected to vest at the end of the period (in dollars per share)	0.71
Exercised at the end of the period (in dollars per share)	$ 0.74
Weighted Average Remaining Contractual Life [Abstract]
Outstanding at the beginning of the period	1 year 7 months 20 days	1 year 9 months	2 years 1 month 20 days	2 years
Granted	3 years 6 months	0 years	0 years
Exercised		0 years	0 years
Forfeited	0 years	0 years	0 years
Outstanding at the end of the period	1 year 7 months 20 days	1 year 9 months	2 years 1 month 20 days	2 years
Vested or expected to vest at the end of the period	1 year 7 months 13 days
Exercisable at the end of the period	8 months 23 days
Aggregate Intrinsic Value [Abstract]
Outstanding at the beginning of the period (in dollars)	$ 0	$ 685,055
Granted (in dollars)	0	0
Exercised (in dollars)		0	0
Forfeited (in dollars)	0	0	0
Outstanding at the end of the period (in dollars)	0	$ 0	$ 685,055
Vested or expected to vest at the end of the period (in dollars)
Exercisable at the end of the period (in dollars)